Fair Value Measurements and Derivative Instruments Available For Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost within 1 year	$ 41,853
Estimated fair value within 1 year	41,932
Amortized cost after 1 year through 5 years	46,869
Estimated fair value after 1 year through 5 years	47,284
Amortized cost after 5 years through 10 years	67,160
Estimated fair value after 5 years through 10 years	66,140
Amortized cost after 10 years	169,486
Estimated fair value after 10 years	166,936
Amortized cost total	325,368
Available-for-sale Securities, Amortized Cost Basis	325,368	331,082
Available-for-sale Securities, Gross Unrealized Gains	3,504	10,163
Available-for-sale Securities, Gross Unrealized Losses	(6,580)	(3,221)
Available-for-sale Securities	322,292	338,024
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	121,803	127,807
Available-for-sale Securities, Gross Unrealized Gains	999	3,972
Available-for-sale Securities, Gross Unrealized Losses	(3,372)	(56)
Available-for-sale Securities	119,430	131,723
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	37,901	41,095
Available-for-sale Securities, Gross Unrealized Gains	935	2,851
Available-for-sale Securities, Gross Unrealized Losses	(572)	(20)
Available-for-sale Securities	38,264	43,926
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	165,664	162,180
Available-for-sale Securities, Gross Unrealized Gains	1,570	3,340
Available-for-sale Securities, Gross Unrealized Losses	(2,636)	(3,145)
Available-for-sale Securities	$ 164,598	$ 162,375